Intangible Assets - Schedule of Other Intangibles (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 611	£ 539
Additions	178	213
Disposals	(14)
Charge	(192)	(141)
Impairment	(10)	0
Ending balance	573	611
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,099	962
Additions	178	213
Write offs		(76)
Disposals	(14)
Charge	0
Impairment	0
Ending balance	1,263	1,099
Accumulated amortisation / impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(488)	(423)
Additions	0
Write offs		76
Disposals	0
Charge	(192)	(141)
Impairment	(10)
Ending balance	£ (690)	£ (488)